Expense Example - HILTON BDC CORPORATE BOND ETF [Member]	Jun. 02, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	$ 125